Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Trading Symbol	ASND
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31